Assets and liabilities included in disposal group classified as held for sale - Narrative (Details) £ in Millions	12 Months Ended
Dec. 31, 2024 GBP (£)
German Consumer Finance portfolio | Disposal groups classified as held for sale
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Loss on disposal	£ 9